Employees' End-of-Service Benefits - Schedule of Employees' End-of-Service Benefits (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2023 AED (د.إ)	Dec. 31, 2022 AED (د.إ)
Schedule of Employees' End-of-Service Benefits [Abstract]
Balance at the beginning of the year	$ 112,385	د.إ 412,678	د.إ 274,586
Add: provided for the period	96,901	355,819	189,040
Less: paid during the period	(42,680)	(156,720)	(50,948)	د.إ (99,261)
Balance at the end of the period	$ 166,606	د.إ 611,777	د.إ 412,678	د.إ 274,586